Harding, Loevner Funds, Inc.

International Developed Markets Select Equity ETF Portfolio
Portfolio of Investments
July 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Canada - 9.5%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	42,917	$2,786,229
Canadian National Railway Co. (Transportation)	20,872	2,655,127
Manulife Financial Corp. (Insurance)	69,404	3,084,314
		8,525,670
Denmark - 1.4%
Genmab A/S - Sponsored ADR (Pharmaceuticals, Biotechnology & Life Sciences)*	43,586	1,258,328
France - 7.6%
Air Liquide SA (Materials)	6,138	1,208,362
Dassault Systemes SE (Software & Services)	31,843	736,231
L'Oreal SA (Household & Personal Products)	4,245	1,894,168
Safran SA (Capital Goods)	3,306	1,290,087
Schneider Electric SE (Capital Goods)	5,094	1,701,153
		6,830,001
Germany - 6.6%
Allianz SE, Reg S (Insurance)	5,954	2,969,483
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	27,588	1,961,914
Symrise AG (Materials)	9,011	925,841
		5,857,238
Hong Kong - 3.1%
AIA Group Ltd. (Insurance)	275,459	2,783,603
Ireland - 2.4%
Ryanair Holdings plc - Sponsored ADR (Transportation)	36,687	2,146,556
Israel - 1.2%
Nice Ltd. - Sponsored ADR (Software & Services)*	11,199	1,106,349
Japan - 15.1%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	43,097	1,877,681
Disco Corp. (Semiconductors & Semiconductor Equipment)	2,781	1,022,173
Keyence Corp. (Technology Hardware & Equipment)	4,171	2,127,379
Lasertec Corp. (Semiconductors & Semiconductor Equipment)	8,739	2,082,244
Recruit Holdings Co., Ltd. (Commercial & Professional Services)	44,686	3,524,775
	Shares	Value
COMMON STOCKS - 96.7% (continued)
Japan - 15.1% (continued)
Sony Group Corp. - Sponsored ADR (Consumer Durables & Apparel)	88,173	$2,050,904
Tokio Marine Holdings Inc. (Insurance)	16,782	855,845
		13,541,001
Netherlands - 3.2%
ASML Holding NV - ADR, Reg S (Semiconductors & Semiconductor Equipment)	1,745	2,842,605
Singapore - 4.1%
DBS Group Holdings Ltd. (Banks)	35,649	2,057,577
Sea Ltd. - ADR (Consumer Discretionary Distribution & Retail)*	14,911	1,591,600
		3,649,177
South Korea - 3.2%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)	683	2,860,404
Spain - 7.2%
Amadeus IT Group SA (Consumer Services)	37,370	2,298,592
Banco Bilbao Vizcaya Argentaria SA - Sponsored ADR (Banks)	149,045	4,165,808
		6,464,400
Sweden - 9.8%
Alfa Laval AB (Capital Goods)	27,200	1,609,914
Assa Abloy AB, Class B (Capital Goods)	30,281	1,122,873
Atlas Copco AB, Class A (Capital Goods)	52,338	1,105,330
Epiroc AB, Class A (Capital Goods)	57,026	1,461,852
Skandinaviska Enskilda Banken AB, Class A (Banks)	33,915	795,322
Spotify Technology SA (Media & Entertainment)*	5,367	2,683,178
		8,778,469
Switzerland - 5.1%
Novartis AG - Sponsored ADR (Pharmaceuticals, Biotechnology & Life Sciences)	9,192	1,435,330
Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	5,542	2,423,961
Sonova Holding AG, Reg S (Health Care Equipment & Services)	2,673	727,392
		4,586,683

Harding, Loevner Funds, Inc.

International Developed Markets Select Equity ETF Portfolio
Portfolio of Investments (continued)
July 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 96.7% (continued)
Taiwan - 3.2%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	7,152	$2,891,196
United Kingdom - 14.0%
BAE Systems plc (Capital Goods)	91,095	2,570,873
Compass Group plc (Consumer Services)	50,284	1,594,506
Haleon plc - ADR (Pharmaceuticals, Biotechnology & Life Sciences)	209,138	2,064,192
Rio Tinto plc - Sponsored ADR (Materials)	26,302	2,547,349
Shell plc - ADR (Energy)	40,475	3,722,890
		12,499,810
Total Common Stocks (Cost $60,580,088)		$86,621,490

SHORT TERM INVESTMENTS - 2.3%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.55% (Money Market Funds)	2,019,087	2,019,087

Total Short Term Investments (Cost $2,019,087)		$2,019,087

Total Investments — 99.0%
(Cost $62,599,175)		$88,640,577
Other Assets Less Liabilities - 1.0%		911,707
Net Assets — 100.0%		$89,552,284

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.

Industry	Percentage of Net Assets
Banks	7.8%
Capital Goods	12.1
Commercial & Professional Services	3.9
Consumer Discretionary Distribution & Retail	1.8
Consumer Durables & Apparel	2.3
Consumer Services	4.4
Consumer Staples Distribution & Retail	3.1
Energy	4.2
Health Care Equipment & Services	0.8
Household & Personal Products	2.1
Insurance	10.8
Materials	5.3
Media & Entertainment	3.0
Pharmaceuticals, Biotechnology & Life Sciences	10.1
Semiconductors & Semiconductor Equipment	12.0
Software & Services	2.0
Technology Hardware & Equipment	5.6
Transportation	5.4
Money Market Fund	2.3
Total Investments	99.0
Other Assets Less Liabilities	1.0
Net Assets	100.0%